Other Receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Receivables [Abstract]
Other Receivables

Note 3 – Other Receivables

The components of other receivables are as follows:

	December 31, 2022	June 30, 2022
Indirect taxes	$20,416	$306,040
Other	1,272,360	66,243
Other receivables	$1,292,776	$372,283

Note 4 – Other Receivables

The components of other receivables follows:

	June 30, 2022	June 30, 2021
Marketing receivables from revenue partners	$-	$233,725
Receivable from revenue sharing arrangement	-	137,461
Indirect taxes	306,040	135,676
Other	66,243	151,883
Other receivables	$372,283	$658,745